Amerigo Fund

Clermont Fund

Supplement dated February 2, 2004

to Prospectus dated June 30, 2003

THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS.

PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

The information contained in the section entitled “Other Service Providers” – “Custodian” , “Distributor” and “Counsel” on page 30 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, Nebraska 68197

Distributor

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, Nebraska 68137

Counsel

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

Amerigo Fund

Clermont Fund

Supplement dated February 2, 2004

to Statement of Additional Information dated June 30, 2003

The sentence immediately preceding the heading “INVESTMENT RESTRICTIONS” on page 2 of this Statement of Additional Information is deleted in its entirety and replaced with the following:

First National Bank of Omaha is the custodian for each of the Funds.

The paragraph under the heading “CUSTODIAN” on page 34 of this Statement of Additional Information is deleted in its entirety and replaced with the following:

First National Bank of Omaha (“FNBO”) serves as the custodian of the Trust's assets pursuant to a Custody Agreement by and between FNBO and the Trust.  FNBO’s responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Pursuant to the Custody Agreement, FNBO also provides certain accounting and pricing services to the Trust; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Adviser; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Trust. The Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.  FNBO is located at 1620 Dodge Street, Omaha, Nebraska 68197.

The Trust has also entered into a Custody Administration Agreement with Gemini Fund Services, LLC to provide the Trust with various custody administrative services.

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The first paragraph under the heading “DISTRIBUTION OF SHARES” on page 34 of this Statement of Additional Information is deleted in its entirety and replaced with the following:

Effective February 1, 2004, Aquarius Fund Distributors, LLC (“AFD”), an affiliate of the Funds, replaced Orbitex Funds Distributor, Inc. as the distributor of the shares of each class of each Fund pursuant to a Distribution Agreement with the Trust.  AFD’s principal place of business is 4020 South 147th Street, Omaha, NE 68137.

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The paragraph under the heading “LEGAL MATTERS” on page 44 of this Statement of Additional Information is deleted in its entirety and replaced with the following:

Legal advice regarding certain matters relating to the federal securities laws applicable to the Trust and the offer and sale of its shares is provided by Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174.

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